Impairment of asset held for sale	12 Months Ended
Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of asset held for sale
8. Impairment of asset held for sale
Assets classified as held for sale and subsequently impaired:

Impairment of assets held for sale £m
Impaired assets held for sale
Goodwill	1.6
Intangible assets	15.8
Property, plant and equipment	0.5
Inventories	0.4

Assets previously classified as held for sale	18.3
Trade and other payables	(0.2)
Deferred tax liabilities	(4.1)

Liabilities previously associated with assets held for sale	(4.3)
Impairment charges impacting operating profit	18.3
Release of other liabilities	(0.2)
Other costs associated with discontinued investment	0.2

Expenses recognised within operating profit	18.3
Release of deferred tax liabilities	(4.1)

Loss recognised within the income statement	14.2

During the year ended 31 December 2022, the assets relating to Firefly BioWorks multiplex and assay technology were actively marketed, along with other assets relating to this technology and product range, which included an allocation of goodwill (£1.6m). The criteria for classification as an Asset Held for Sale under IFRS 5 was met in May 2022, when active marketing of these assets had commenced, and these assets were classified as held for sale on the group’s balance sheet.
The group was not successful in locating a buyer and a decision was made by the directors, in the second half of 2022, to discontinue the group’s investment in these products and technology. As such an impairment charge of £18.3 m has been recognised within R&D expenses within the income statement, with the carrying amount of the assets classified as held for sale written down to £nil. Further, associated deferred tax liabilities of £4.1m and other liabilities of £0.2m were also released to the income statement, as well as other costs associated with this decision of £0.2m.